Average Annual Total Returns - Brandes Emerging Markets Value Fund	A 1 Year	A 5 Year	A 10 Year	C 1 Year	C 5 Year	C 10 Year	R6 1 Year	R6 5 Year	R6 10 Year	I 1 Year	I 5 Year	I 10 Year	I Return After Taxes on Distributions 1 Year	I Return After Taxes on Distributions 5 Year	I Return After Taxes on Distributions 10 Year	I Return After Taxes on Distributions and Sale of Fund Shares 1 Year	I Return After Taxes on Distributions and Sale of Fund Shares 5 Year	I Return After Taxes on Distributions and Sale of Fund Shares 10 Year	MSCI Emerging Markets (Net Dividends) Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI Emerging Markets (Net Dividends) Index (reflects no deduction for fees, expenses or taxes) 5 Year	MSCI Emerging Markets (Net Dividends) Index (reflects no deduction for fees, expenses or taxes) 10 Year
Total	(11.86%)	6.78%	0.12%	(8.12%)	7.20%	(0.04%)	(6.11%)	8.42%	1.06%	(6.18%)	8.28%	0.96%	(6.29%)	8.08%	0.60%	(3.26%)	6.79%	0.91%	18.31%	12.81%	3.63%